FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ (6)	$ 66
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	14	(3)
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(26)	81
Net sales | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(2)	(1)
Cost of goods sold | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	25	(16)
Other, Net | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(7)	15
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	20	(15)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (2)	$ (1)